Income Tax Benefits / (Expenses) - Summary of Effective Tax Rate (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Effective Income Tax Rate [line Items]
Loss before tax	€ (239,880)	€ (72,121)	€ (137,260)
Total income tax benefits / (expenses)	€ 129	€ (4,331)	€ 1,603
Effective tax rate	0.05%	(6.01%)	1.17%